Income tax (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Income Tax [Abstract]
Summary of Income Tax Expense (Benefit)
	2018	2017	2016
	(in € millions)
Current tax expense/(benefit)
Current year	41	6	5
Changes in estimates in respect to prior year	—	1	(1)
	41	7	4
Deferred tax (benefit)/expense
Temporary differences	(123)	(5)	(1)
Change in recognition of deferred tax	(14)	—	—
Change in tax rates	1	—	1
	(136)	(5)	—
Income tax (benefit)/expense	(95)	2	4

Summary of Reconciliation Between Reported Tax Expense and Theoretical Tax Expense Loss Before Taxes

A reconciliation between the reported tax expense for the year, and the theoretical tax expense that would arise when applying the statutory tax rate in Luxembourg of 26.01%, 27.08%, and 29.22%, and on the consolidated loss before taxes for the years ended December 31, 2018, 2017, and 2016, respectively, is shown in the table below:

	2018	2017	2016
	(in € millions)
Loss before tax	(173)	(1,233)	(535)
Tax using the Luxembourg tax rate	(45)	(334)	(156)
Effect of tax rates in foreign jurisdictions	(11)	(10)	15
Permanent differences	(7)	15	12
Change in unrecognized deferred taxes	(43)	329	132
Deferred tax on foreign exchange differences	8	—	—
Other	3	2	1
Income tax (benefit)/expense	(95)	2	4

Schedule of Major Components of Deferred Tax Assets and Liabilities

The major components of deferred tax assets and liabilities are comprised of the following:

	2018	2017
	(in € millions)
Intangible assets	(1)	(4)
Share-based compensation	6	4
Tax losses carried forward	147	3
Property and equipment	5	3
Unrealized gains	(154)	—
Other	3	—
Net tax	6	6

Summary of Reconciliation of Net Deferred Tax

A reconciliation of net deferred tax is shown in the table below:

	2018	2017	2016
	(in € millions)
At January 1	6	3	4
Movement recognized in consolidated statement of operations	136	5	1
Movement recognized in consolidated statement of changes in equity and other comprehensive income	(136)	2	(2)
Movement due to acquisition	—	(4)	—
At December 31	6	6	3

Summary of Deferred Tax Reconciliation to Balance Sheet
Reconciliation to consolidated statement of financial position	2018	2017
	(in € millions)
Deferred tax assets	8	9
Deferred tax liabilities	2	3

Summary of Deferred Tax Assets Unrecognized

Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit will be available against which the Group can use the benefits.

	2018	2017
	(in € millions)
Intangible assets	72	74
Share-based compensation	34	115
Tax losses carried forward	148	258
Unrealized losses	2	114
Property and equipment	—	4
Foreign tax credits	—	4
Other	20	12
	276	581

Schedule of Tax Loss Carry-forwards Expected to Expire

Tax loss carry-forwards as at December 31, 2018 were expected to expire as follows:

Expected expiry	2018-2026	2027 and onwards	Unlimited	Total
	(in € millions)
Tax loss carry-forwards	—	467	1,164	1,631
Foreign tax credits	5	—	—	5